FAIR VALUE MEASUREMENTS (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level	March 31, 2022	December 31, 2021
Assets:
Marketable investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,126,678	$175,110,029
Liabilities:
Warrant liabilities – Public Warrants	1	2,630,625	6,028,013
Warrant liabilities – Private Placement Warrants	3	7,282,070	12,609,407

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
Description	Level as of December 31, 2021	December 31, 2021	December 31, 2020
Assets:
Marketable investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$175,110,029	$175,089,531
Liabilities:
Warrant liability – Public Warrants	1	6,028,013	—
Warrant liability – Public Warrants	3	—	14,403,750
Warrant liability – Private Placement Warrants	3	12,609,407	13,659,174

Changes in Fair Value of Level 3 Warrant Liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities at March 31, 2022 and March 31, 2021:
Fair value as of December 31, 2021	$12,609,407
Change in fair value	(5,327,337)
Fair value as of March 31, 2022	$7,282,070

Fair value as of December 31, 2020	$28,062,924
Change in fair value	(10,825,645)
Transfer of Public warrants to level 1	(5,778,750)
Fair value as of March 31, 2021	$11,458,529

The following table presents the changes in the fair value of Level 3 warrant liabilities:
Fair value as of January 1, 2021	$28,062,924
Change in fair value	(10,825,645)
Transfer of Public warrants to level 1	(5,778,750)
Fair value as of March 31, 2021	11,458,529
Change in fair value	1,081,281
Fair value as of June 30, 2021	12,539,810
Change in fair value	(443,828)
Fair value as of September 30, 2021	$12,095,982
Change in fair value	513,425
Fair value as of December 31, 2021	$12,609,407

Key Inputs into Black-Scholes-Merton Model
The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:
Input	March 31, 2022	December 31, 2021
Risk-free interest rate	2.42%	1.26%
Trading days per year	252	252
Volatility	11.0%	22.0%
Exercise price	$11.50	$11.50
Stock Price	$10.12	$10.03

The key inputs into the Black-Scholes-Merton model for the Private Placement Warrants were as follows:
Input	December 31, 2021	December 31, 2020
Risk-free interest rate	1.26%	0.56%
Trading days per year	252	252
Volatility	22.0%	28.0%
Exercise price	$11.50	$11.50
Stock Price	$10.03	$9.54